Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2018 and 2019:

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Short-term investments (i)	—	316,201	—	316,201
As of December 31, 2018
Short-term investments (i)	—	168,993	—	168,993

(i) Short-term investments represent structured deposits and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.